Long-Term Loan - Schedule of Long-Term Loan (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Long-Term Loan [Line Items]
Total long-term loan	$ 3,709,968	$ 4,505,274
Less: Long-term loan – current portion	1,656,288	1,656,288
Long-term loan – non-current portion	2,053,680	2,848,986
Chailease International Financial Services (Singapore) Pte. Ltd [Member]
Schedule of Long-Term Loan [Line Items]
Total long-term loan	$ 3,709,968	$ 4,505,274